Combined And Consolidated Balance Sheets		Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Current assets
Cash and cash equivalents		$ 8,743,805	¥ 62,247,145	¥ 20,618,058
Restricted cash		84	600	154,072
Accounts receivable (net of allowance of RMB641,101 and RMB738,023 as of September 30,2024 and March 31, 2025, respectively)		2,068,248	14,723,857	12,677,175
Other receivable (net of allowance of RMB2,630 and nil as of September 30, 2024 and March 31, 2025, respectively)		112,619	801,734	247,550
Amounts due from related parties		489,694	3,486,135	4,525,495
Contract assets-current (net of allowance of RMB2,292,498 and RMB2,604,481 as of September 30, 2024 and March 31, 2025, respectively)		34,349,334	244,532,912	123,079,151
Prepaid expenses and other current assets		276,279	1,966,812	6,155,161
Total current assets		46,040,063	327,759,195	167,456,662
Non-current assets
Property, plant and equipment, net		11,676	83,125	97,359
Deferred tax assets		146,699	1,044,349	572,187
Operating lease right-of-use assets		39,387	280,398	127,163
Contract assets- non-current, net		1,538,853	10,955,098	4,824,870
Total non-current assets		1,736,615	12,362,970	5,621,579
TOTAL ASSETS		47,776,678	340,122,165	173,078,241
Current liabilities
Short-term borrowing		1,404,692	10,000,000
Accounts payable		3,061,900	21,797,667	26,759,291
Contract liabilities		118,662	844,757	255,740
Accrued expenses and other current liabilities		31,162,842	221,848,274	108,867,471
Amounts due to related parties		736,630	5,244,067	14,446,857
Income tax payable		1,448,651	10,312,947	5,277,938
Operating lease liabilities, current portion		13,916	99,065	95,003
Total current liabilities		37,947,293	270,146,777	155,702,300
Non-current liabilities
Operating lease liabilities, non current		23,163	164,896
Total non-current liabilities		23,163	164,896
TOTAL LIABILITIES		37,970,456	270,311,673	155,702,300
SHAREHOLDERS’ EQUITY
Stock Subscription Receivable		(2,001)	(14,246)	(14,043)
Ordinary shares subscribed (US$0.0001 par value, 500,000,000 shares authorized as of September 30, 2024 and March 31, 2025; 20,011,132 shares issued and outstanding as of September 30, 2024 and March 31, 20251)	[1]	2,145	15,269	14,043
Additional paid in capital		3,691,729	26,281,420
Statutory reserve		826,385	5,883,035	3,267,815
Retained earnings		5,287,977	37,645,105	14,108,126
Accumulated other comprehensive income		(13)	(91)
TOTAL SHAREHOLDERS’ EQUITY		9,806,222	69,810,492	17,375,941
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 47,776,678	¥ 340,122,165	¥ 173,078,241

[1]	Giving retroactive effect to Reorganization transactions.